Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Raw materials	$3,325,098	$452,952
Working in process	133,276	137,682
Finished goods	119,551	837,082
Total	$3,577,925	$1,427,716

Schedule of Inventories Net

Inventories, net consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Gross inventories	$3,612,228	$1,467,724
Less: allowance for impairment	(34,303)	(40,008)
Inventories, net	$3,577,925	$1,427,716

Schedule of Allowance for Impairment Movement

Allowance for impairment movement:

	As of
	June 30,	December 31,
	2025	2024
Beginning balance	$40,008	$218,068
(Reversal) /additions	(6,381)	(174,061)
Exchange rate effect	676	(3,999)
Ending balance	$34,303	$40,008